NET INCOME (LOSS) PER COMMON SHARE	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
2.	Net Income (Loss) per Common Share

Basic net income (loss) per common share for the three and six month periods ended June 30, 2018 and 2017, is based on the weighted-average number of shares of common stock outstanding during the periods. Diluted loss per share is based on the weighted-average number of shares of common stock outstanding during each period in which a loss is incurred. Potentially dilutive shares are excluded because the effect is antidilutive. In periods where there is net income, diluted income per share is based on the weighted-average number of shares of common stock outstanding plus dilutive securities with a purchase or conversion price below the per share price of our common stock on the last day of the reporting period. The potentially dilutive securities include 20,212,716 shares and 26,922,933 shares in 2018 and 2017, respectively, reserved for the conversion of convertible debt or exercise of outstanding options and warrants. For the three and six month periods ended June 30, 2017, 18,582,297 dilutive securities related to convertible debt, options and warrants was included in the diluted income per share calculations.